Investors' Deposit	12 Months Ended
Jun. 30, 2021
Investors' Deposit
Investors' Deposit

7.   Investors’ Deposit

The balance represents the investors’ uninvested cash balances temporarily deposited in the Groups bank account. These deposits were under the custody and supervision of the designated financial institution as required by CSRC, for the purpose of preventing misuse of investors’ funds.